Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	HSBC ADVISOR FUNDS TRUST
Central Index Key	0001010296
Amendment Flag	false
Document Creation Date	Feb. 26, 2016
Document Effective Date	Feb. 28, 2016
Prospectus Date	Feb. 28, 2016